LONG TERM DEBT (Schedule of Interest Expense Recognized) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Amortization of debt issuance costs	$ 794	$ 6,334
Interest expense	7,083	5,558
Total interest expense recognized	$ 7,877	$ 11,892
Effective interest rate	3.80%	3.30%